Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments
Rental expense	$ 300,000	$ 300,000	$ 200,000
Future minimum payments for operating leases
2015	55,000
2016	10,000
Total	65,000
Future minimum payments for other commitments
2015	7,402,000
2016	2,971,000
2017	647,000
2018	114,000
2019 and thereafter	106,000
Total	11,240,000
Future minimum payments for operating leases and other commitments
2015	7,457,000
2016	2,981,000
2017	647,000
2018	114,000
2019 and thereafter	106,000
Total	$ 11,305,000